The Target Portfolio Trust

Gateway Center Three, 4th floor
100 Mulberry Street

Newark, New Jersey 07102

February 17, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	497(j) Filing for The Target Portfolio Trust

Registration numbers 033-50476 and 811-07064

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on February 17, 2015.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-802-6469.

Very truly yours,

/s/ Jonathan Shain
Jonathan Shain
Assistant Secretary